SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 company	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Depreciation expense		$ 19,229	$ 18,279	$ 17,862
Goodwill and intangible assets
Pre-tax impairment charges on trademarks				14,000
Equity method investment
Equity method investment ownership interest percentage (as a percent)		50.00%
Number of foreign companies that are accounted for using equity method		2
Pre-tax impairment charge	4,400			4,400
Adjusted carrying value	$ 4,961			$ 4,961
Buildings
Property, plant and equipment
Useful lives, minimum (in years)		20
Useful lives, maximum (in years)		35
Machinery and equipment
Property, plant and equipment
Useful lives, minimum (in years)		5
Useful lives, maximum (in years)		20